SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles gross carrying amount	$ 26,549,000	$ 26,549,000
Finite-lived intangibles accumulated amortization	(2,958,500)	(739,625)
Finite-lived intangibles carrying value	23,590,500	25,809,375
Intangible assets gross carrying amount	26,549,000	26,549,000
Intangible assets accumulated amortization	(2,958,500)	(739,625)
Intangible assets carrying value	23,590,500	25,809,375
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles gross carrying amount	3,036,000	3,036,000
Finite-lived intangibles accumulated amortization	(607,200)	(151,800)
Finite-lived intangibles carrying value	$ 2,428,800	$ 2,884,200
Estimated useful life	4 years	5 years
Customer List [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles gross carrying amount	$ 2,239,000	$ 2,239,000
Finite-lived intangibles accumulated amortization	(223,900)	(55,975)
Finite-lived intangibles carrying value	$ 2,015,100	$ 2,183,025
Estimated useful life	9 years	10 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles gross carrying amount	$ 21,274,000	$ 21,274,000
Finite-lived intangibles accumulated amortization	(2,127,400)	(531,850)
Finite-lived intangibles carrying value	$ 19,146,600	$ 20,742,150
Estimated useful life	9 years	10 years